COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Dec. 23, 2020	Dec. 31, 2020	Oct. 27, 2020
Commitments And Contingencies [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	$ 45,000,000,000
Assets Held-in-trust, Noncurrent	275,000,000	$ 275,038,028
Proforma Equity	12,500,000,000
Proceeds From PIPE Investors	$ 1,500,000,000
Business Acquisition, Share Price	$ 10.00
Over-allotment
Commitments And Contingencies [Line Items]
Deferred fee per unit		$ 0.35
Deferred underwriting fees		$ 9,625,000	$ 9,625,000